PROPERTY AND EQUIPMENT (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT

Property and equipment include the following:

	March 31, 2023	December 31, 2022
	(unaudited)	(audited)

Plant, property and equipment	$367,317	$367,317
Vehicles	448,542	448,542
Property and equipment gross	815,859	815,859
Less: Accumulated depreciation	(388,425)	(359,334)
Net property and equipment	$427,434	$456,525

Property and equipment include the following:

	December 31, 2022	December 31, 2021

Plant, property and equipment	$367,317	$32,261
Vehicles	448,542	277,886
Property and equipment gross	815,859	310,147
Less: Accumulated depreciation	(359,334)	(309,247)
Net property and equipment	$456,525	$900